RIGHT-OF-USE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Right-of-use Assets
SCHEDULE OF RIGHT-OF-USE ASSETS

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Cost
Balance, October 31, 2020	59,701	–	22,856	357,949	440,506
Additions	91,237	287,847	–	–	379,084
Foreign exchange effect	5,943	4,544	1,724	26,997	39,208
Balance, October 31, 2021	156,881	292,391	24,580	384,946	858,798
Foreign exchange effect	–	–	–	(10,139)	(10,139)
Balance, January 31, 2022	156,881	292,391	24,580	374,807	848,659

Accumulated Depreciation
Balance, October 31, 2020	42,142	–	14,434	9,943	66,519
Depreciation expense	44,259	15,288	8,915	117,292	185,754
Foreign exchange effect	3,876	241	1,231	2,602	7,950
Balance, October 31, 2021	90,277	15,529	24,580	129,837	260,223
Depreciation expense	11,021	16,935	–	30,950	58,906
Foreign exchange effect	–	–	–	(3,563)	(3,563)
Balance, January 31, 2022	101,298	32,464	24,580	157,224	315,566

Net Book Value
Balance, October 31, 2020	17,559	–	8,422	348,006	373,987
Balance, October 31, 2021	66,604	276,862	–	255,109	598,575
Balance, January 31, 2022	55,583	259,927	–	217,583	533,093

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Cost
Balance, October 31, 2019	–	–	–	–	–
Initial adoption of ASU 2016-02	60,418	–	23,131	–	83,549
Additions	–	–	–	354,263	354,263
Foreign exchange effect	(717)	–	(275)	3,686	2,694
Balance, October 31, 2020	59,701	–	22,856	357,949	440,506
Additions	91,237	287,847	–	–	379,084
Foreign exchange effect	5,943	4,544	1,724	26,997	39,208
Balance, October 31, 2021	156,881	292,391	24,580	384,946	858,798

Accumulated Depreciation
Balance, October 31, 2019	–	–	–	–	–
Depreciation expense	41,708	–	14,286	9,841	65,835
Foreign exchange effect	434	–	148	102	684
Balance, October 31, 2020	42,142	–	14,434	9,943	66,519
Depreciation expense	44,259	15,288	8,915	117,292	185,754
Foreign exchange effect	3,876	241	1,231	2,602	7,950
Balance, October 31, 2021	90,277	15,529	24,580	129,837	260,223

Net Book Value
Balance, October 31, 2020	17,559	–	8,422	348,006	373,987
Balance, October 31, 2021	66,604	276,862	–	255,109	598,575